Earnings (Loss) Per Share (Details) - shares		6 Months Ended
	May 30, 2024	Dec. 31, 2024
Earnings (Loss) Per Share [Line Items]
Description of reverse stock split	1-for-5 reverse stock split
Warrants share		17,964,879
Class A Ordinary Shares [Member]
Earnings (Loss) Per Share [Line Items]
Description of reverse stock split		1-for-5 reverse stock split
Stock split shares		3,592,980